UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

      /s/ Robert Cassel                Columbia, MD            October 30, 2012
      -----------------                ------------            ----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          191
                                         -----------

Form 13F Information Table Value Total:  $   197,151
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Apple Computer Inc                          Equities 37833100          442         725 SH  N/A  YES        N/A      YES  N/A    N/A
AES TR III 6.75% Tr Pfd Conv                Equities 00808N202          10         200 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Barclays Aggregate Bond             Equities 464287226       2,798      24,995 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Barclays Aggregate Bond             Equities 464287226          11         100 SH  N/A  YES        N/A      YES  N/A    N/A
Altera Corp                                 Equities 21441100          482      14,815 SH  N/A  YES        N/A      YES  N/A    N/A
Amgen                                       Equities 031162100       3,058      35,080 SH  N/A  YES        N/A      YES  N/A    N/A
Ameritrade Holding Corp. New                Equities 03074K100          64       4,033 SH  N/A  YES        N/A      YES  N/A    N/A
Anika Therapeutics Inc                      Equities 35255108          149      12,215 SH  N/A  YES        N/A      YES  N/A    N/A
Accuray Inc COM                             Equities 4397105             1         164 SH  N/A  YES        N/A      YES  N/A    N/A
Ares Capital Corp                           Equities 04010L103       1,397      80,836 SH  N/A  YES        N/A      YES  N/A    N/A
Amer Sci Res Com                            Equities 029441300           0       1,085 SH  N/A  YES        N/A      YES  N/A    N/A
Avon Products, Inc.                         Equities 054303102           2         100 SH  N/A  YES        N/A      YES  N/A    N/A
American Express Co                         Equities 025816109          14         250 SH  N/A  YES        N/A      YES  N/A    N/A
Boeing                                      Equities 097023105           6          76 SH  N/A  YES        N/A      YES  N/A    N/A
BankAmerica Corp                            Equities 060505104         220      23,325 SH  N/A  YES        N/A      YES  N/A    N/A
BAC Capital Trust II Prf Callable           Equities 055188205          15         600 SH  N/A  YES        N/A      YES  N/A    N/A
Bayer AG                                    Equities 072730302       2,287      25,525 SH  N/A  YES        N/A      YES  N/A    N/A
BHP Billiton Ltd. ADR                       Equities 088606108          32         450 SH  N/A  YES        N/A      YES  N/A    N/A
Bank of New York                            Equities 064058100       1,304      52,856 SH  N/A  YES        N/A      YES  N/A    N/A
Bristol Meyers                              Equities 110122108       3,849     113,834 SH  N/A  YES        N/A      YES  N/A    N/A
Berkshire Hathaway CL B                     Equities 084670207          54         600 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Short Term Bond Fund               Equities 921937827         497       6,122 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Short Term Bond Fund (D)           Equities 921937827          24         300 SH  N/A  YES        N/A      YES  N/A    N/A
Cheesecake Factory INC                      Equities 163072101          20         586 SH  N/A  YES        N/A      YES  N/A    N/A
Cal-Maine Foods, Inc                        Equities 128030202       5,171     121,998 SH  N/A  YES        N/A      YES  N/A    N/A
Caterpillar Inc                             Equities 149123101       3,139      37,430 SH  N/A  YES        N/A      YES  N/A    N/A
Chesapeake Energy Corp                      Equities 165167107           5         250 SH  N/A  YES        N/A      YES  N/A    N/A
Colgate Palmolive Co                        Equities 194162103       3,094      28,717 SH  N/A  YES        N/A      YES  N/A    N/A
Cummins Inc.                                Equities 231021106          41         450 SH  N/A  YES        N/A      YES  N/A    N/A
Rockwell Collins Inc                        Equities 774341101          16         304 SH  N/A  YES        N/A      YES  N/A    N/A
ConocoPhillips                              Equities 20825C104       3,565      62,057 SH  N/A  YES        N/A      YES  N/A    N/A
Campbell Soup Co.                           Equities 134429109       1,665      47,287 SH  N/A  YES        N/A      YES  N/A    N/A
Calpine INC COM                             Equities 131347106           9         490 SH  N/A  YES        N/A      YES  N/A    N/A
Citigroup Cap XX Pfd 7.875% Callable        Equities 173085200           8         300 SH  N/A  YES        N/A      YES  N/A    N/A
Copart, Inc.                                Equities 217204106       3,439     126,590 SH  N/A  YES        N/A      YES  N/A    N/A
Cisco Systems                               Equities 17275R102       2,719     150,735 SH  N/A  YES        N/A      YES  N/A    N/A
CoStar Group Inc                            Equities 22160N109          23         300 SH  N/A  YES        N/A      YES  N/A    N/A
iShares 1-3 yr. Credit ETF                  Equities 464288646       7,566      71,481 SH  N/A  YES        N/A      YES  N/A    N/A
iShares 1-3 yr. Credit ETF (D)              Equities 464288646          32         300 SH  N/A  YES        N/A      YES  N/A    N/A
Chevron Texaco Corp                         Equities 166764100          77         675 SH  N/A  YES        N/A      YES  N/A    N/A
Dominion Res Inc VA                         Equities 25746U109       2,137      39,930 SH  N/A  YES        N/A      YES  N/A    N/A
Du Pont E I De Nemours                      Equities 263534109          37         750 SH  N/A  YES        N/A      YES  N/A    N/A
Dupont E I DE Nemours & CO $4.50 PFD        Equities 263534307           2          20 SH  N/A  YES        N/A      YES  N/A    N/A
Deere & Co                                  Equities 244199105          34         400 SH  N/A  YES        N/A      YES  N/A    N/A
Diamonds Tr Ser. I                          Equities 252787106           7          50 SH  N/A  YES        N/A      YES  N/A    N/A
Walt Disney Co                              Equities 254687106          33         639 SH  N/A  YES        N/A      YES  N/A    N/A
Digital Realty Tr.,Inc                      Equities 253868103       2,072      31,755 SH  N/A  YES        N/A      YES  N/A    N/A
Dunkin Brands Grp                           Equities 265504100           3         100 SH  N/A  YES        N/A      YES  N/A    N/A
Dow Chemical Co                             Equities 260543103       3,250     108,835 SH  N/A  YES        N/A      YES  N/A    N/A
Duke Energy                                 Equities 26441C105       2,133      32,562 SH  N/A  YES        N/A      YES  N/A    N/A
Ishares Tr Dow Jones Sel Divid Index Fund   Equities 464287168       1,575      27,031 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs MSCI Emg Mkt Idx ETF                  Equities 464287234          10         252 SH  N/A  YES        N/A      YES  N/A    N/A
iShares MSCI EAFE Idx ETF                   Equities 464287465       2,044      37,745 SH  N/A  YES        N/A      YES  N/A    N/A
Efotoxpress Inc                             Equities n/a                 0       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
Eagle Bancorp INC (MD) COM                  Equities 268948106           6         350 SH  N/A  YES        N/A      YES  N/A    N/A
Templeton Emerging Mkts                     Equities 880191101           7         357 SH  N/A  YES        N/A      YES  N/A    N/A
Gugggenheim Canadian Energy Income          Equities 18383Q606           7         400 SH  N/A  YES        N/A      YES  N/A    N/A
E Spire Communications Inc                  Equities n/a                 0       5,500 SH  N/A  YES        N/A      YES  N/A    N/A
Express Scripts Cl A                        Equities 302182100       2,153      34,409 SH  N/A  YES        N/A      YES  N/A    N/A
E*TRADE Financial                           Equities 269246104           0          10 SH  N/A  YES        N/A      YES  N/A    N/A
IShares MSCI Canada Indx Fd ETF             Equities 464286509          10         350 SH  N/A  YES        N/A      YES  N/A    N/A
iShares MSCI Singapore                      Equities 464286673         169      12,680 SH  N/A  YES        N/A      YES  N/A    N/A
IShares MSCI Brazil Ind Fd                  Equities 464286400       1,102      20,265 SH  N/A  YES        N/A      YES  N/A    N/A
Ford                                        Equities 345370860          17       1,710 SH  N/A  YES        N/A      YES  N/A    N/A
AberdeenAsia PacificPrime                   Equities 318653102       7,183     902,371 SH  N/A  YES        N/A      YES  N/A    N/A
Facebook                                    Equities 30303M102          18         950 SH  N/A  YES        N/A      YES  N/A    N/A
Freeport-McMoRan Copper & Gold Inc.         Equities 35671D857          21         500 SH  N/A  YES        N/A      YES  N/A    N/A
Frontier Communications Corp                Equities 35906A108           0          60 SH  N/A  YES        N/A      YES  N/A    N/A
Cedar Fair LP                               Equities 150185106          36       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
Currency Shares Aus Dollar Tru St           Equities 23129U101         264       2,555 SH  N/A  YES        N/A      YES  N/A    N/A
General Electric                            Equities 369604103          20         900 SH  N/A  YES        N/A      YES  N/A    N/A
SPDR Gold Shares ETF                        Equities 78463V107          96         575 SH  N/A  YES        N/A      YES  N/A    N/A
Corning Inc                                 Equities 219350105       2,302     170,275 SH  N/A  YES        N/A      YES  N/A    N/A
Gentex Corp Com                             Equities 371901109       1,170      69,005 SH  N/A  YES        N/A      YES  N/A    N/A
Google, Inc. CL A                           Equities 38259P508         256         376 SH  N/A  YES        N/A      YES  N/A    N/A
Home Depot Inc                              Equities 437076102          18         296 SH  N/A  YES        N/A      YES  N/A    N/A
Heinz HJ Co                                 Equities 423074103       4,733      82,021 SH  N/A  YES        N/A      YES  N/A    N/A
H & R Block                                 Equities 093671105           0          08 SH  N/A  YES        N/A      YES  N/A    N/A
Int'l. Business Machines                    Equities 459200101         359       1,855 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Chn &Steers Rlty ETF                  Equities 464287564         227       2,895 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Lehman 7-10 Treas Bd                Equities 464287440          20         184 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs S&P Sm Cp 600 Idx ETF                 Equities 464287804          32         425 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs S&P Sm Cp 600 VL ETF                  Equities 464287879           9         110 SH  N/A  YES        N/A      YES  N/A    N/A
iShares S&P India Nifty 50 Index Fd         Equities 464289529          27       1,110 SH  N/A  YES        N/A      YES  N/A    N/A
Intel Corp                                  Equities 458140100       3,011     141,585 SH  N/A  YES        N/A      YES  N/A    N/A
iShares S&P 500 ETF                         Equities 464287200           8          59 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Russell 100 Val ETF                   Equities 464287598          68         936 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Rssl 2000 Idx Fd ETF                  Equities 464287655          14         170 SH  N/A  YES        N/A      YES  N/A    N/A
Ishrs Rusll 2000 SmCap Gr Idx Fd            Equities 464287648         201       2,155 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Russ MidCap Idx ETF                   Equities 464287499         629       5,665 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Rusl MidCp VL Idx ETF                 Equities 464287473         193       3,905 SH  N/A  YES        N/A      YES  N/A    N/A
Johnson Controls, Inc.                      Equities 478366107       3,027     115,582 SH  N/A  YES        N/A      YES  N/A    N/A
John Hancock Investors Trust                Equities 410142103          23       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
SPDR Barckats Cap High Yield Bd             Equities 78464A417          10         242 SH  N/A  YES        N/A      YES  N/A    N/A
JP Morgan                                   Equities 46625H100          68       1,608 SH  N/A  YES        N/A      YES  N/A    N/A
JPMorgan Cap Tr 7% Pfd                      Equities 46623D200          26       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
Kinder Morgan Energy Prtnrs                 Equities 494550106       4,011      47,355 SH  N/A  YES        N/A      YES  N/A    N/A
Coca-Cola                                   Equities 191216100          49       1,300 SH  N/A  YES        N/A      YES  N/A    N/A
Kohl's Corp                                 Equities 500255104       2,226      42,048 SH  N/A  YES        N/A      YES  N/A    N/A
Lab Corp of America                         Equities 50540R409       2,063      23,815 SH  N/A  YES        N/A      YES  N/A    N/A
Life Technologies Corp Com                  Equities 53217v109       1,829      38,620 SH  N/A  YES        N/A      YES  N/A    N/A
Eli Lilly                                   Equities 532457108          40         750 SH  N/A  YES        N/A      YES  N/A    N/A
Lockheed Martin Corp                        Equities 539830109          11         114 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs iBoxx Corp Bd ETF                     Equities 464287242         908       7,395 SH  N/A  YES        N/A      YES  N/A    N/A
Level 3 Comm. INC                           Equities 52729N100           0          02 SH  N/A  YES        N/A      YES  N/A    N/A
Live Nation                                 Equities 538034109           3         300 SH  N/A  YES        N/A      YES  N/A    N/A
Main Stree Capital Corp.                    Equities 56035L104           9         300 SH  N/A  YES        N/A      YES  N/A    N/A
Marriott International                      Equities 571903202         177       4,720 SH  N/A  YES        N/A      YES  N/A    N/A
McDonald's                                  Equities 580135101          86         971 SH  N/A  YES        N/A      YES  N/A    N/A
Medtronic Inc.                              Equities 585055106          13         310 SH  N/A  YES        N/A      YES  N/A    N/A
Medis Technologies Ltd                      Equities 58500P107           0         200 SH  N/A  YES        N/A      YES  N/A    N/A
S&P Mid Cap 400 ETF                         Equities 78467Y107         427       2,378 SH  N/A  YES        N/A      YES  N/A    N/A
McCormick                                   Equities 579780206       2,932      47,562 SH  N/A  YES        N/A      YES  N/A    N/A
McCormick & Co Inc Voting                   Equities 579780107          22         350 SH  N/A  YES        N/A      YES  N/A    N/A
3M Company                                  Equities 88579Y101       3,589      38,617 SH  N/A  YES        N/A      YES  N/A    N/A
Altria Group Inc.                           Equities 02209S103           3         100 SH  N/A  YES        N/A      YES  N/A    N/A
Marathon Pete Corp COM                      Equities 56585A102       3,650      66,439 SH  N/A  YES        N/A      YES  N/A    N/A
Merck & Co Inc                              Equities 589331107       1,810      38,476 SH  N/A  YES        N/A      YES  N/A    N/A
Marathon Oil                                Equities 565849106       3,430     112,137 SH  N/A  YES        N/A      YES  N/A    N/A
Microsoft                                   Equities 594918104       4,053     141,505 SH  N/A  YES        N/A      YES  N/A    N/A
Martha Stewart Liv Cl A                     Equities 573083102           0          30 SH  N/A  YES        N/A      YES  N/A    N/A
M&T Bank Corp.                              Equities 55261F104          69         669 SH  N/A  YES        N/A      YES  N/A    N/A
M&T Cap Trust IV Pfd 8.5% Callable          Equities 55292C203          20         800 SH  N/A  YES        N/A      YES  N/A    N/A
Microvision                                 Equities 594960106           0         125 SH  N/A  YES        N/A      YES  N/A    N/A
Mylan Labs                                  Equities 628530107       2,453     103,715 SH  N/A  YES        N/A      YES  N/A    N/A
Enron Corp                                  Equities 293561106           0          69 SH  N/A  YES        N/A      YES  N/A    N/A
Stone & Webster, Inc.                       Equities 628990681           0         101 SH  N/A  YES        N/A      YES  N/A    N/A
NCP Litigation Trst Restricted              Equities 36299C107           0         245 SH  N/A  YES        N/A      YES  N/A    N/A
Integrated Health Services Delisted
  12/15/09                                  Equities 45812C106           0       5,000 SH  N/A  YES        N/A      YES  N/A    N/A
G-REIT INC NSA                              Equities 861ESC994           1       2,101 SH  N/A  YES        N/A      YES  N/A    N/A
Nuveen MD Prem Income Mun Fd                Equities 67061Q107          47       3,001 SH  N/A  YES        N/A      YES  N/A    N/A
TDAm Premium Mny Mkt                        Equities n/a                88      88,432 SH  N/A  YES        N/A      YES  N/A    N/A
Northern Trust Co                           Equities 665859104       1,844      39,148 SH  N/A  YES        N/A      YES  N/A    N/A
Corporate Office Prptys.                    Equities 22002T108          11         410 SH  N/A  YES        N/A      YES  N/A    N/A
Olin Corp.                                  Equities 680665205       2,586     119,681 SH  N/A  YES        N/A      YES  N/A    N/A
Old Nat'l Bank Corp Ind Co                  Equities 680033107          53       4,057 SH  N/A  YES        N/A      YES  N/A    N/A
Oracle Corporation                          Equities 68389X105          25         825 SH  N/A  YES        N/A      YES  N/A    N/A
Plains All Amer Pipeline LP                 Equities 726503105       5,270     117,540 SH  N/A  YES        N/A      YES  N/A    N/A
Pepsico Incorporated                        Equities 713448108       4,808      68,797 SH  N/A  YES        N/A      YES  N/A    N/A
Pfizer                                      Equities 717081103          54       2,100 SH  N/A  YES        N/A      YES  N/A    N/A
Proctor & Gamble                            Equities 742718109         150       2,182 SH  N/A  YES        N/A      YES  N/A    N/A
Parker Hannifin Corp.                       Equities 701094104       2,564      32,665 SH  N/A  YES        N/A      YES  N/A    N/A
ProLogis                                    Equities 74340W103          12         325 SH  N/A  YES        N/A      YES  N/A    N/A
PNC Bank Corp                               Equities 693475105          39         650 SH  N/A  YES        N/A      YES  N/A    N/A
Panera Bread A                              Equities 69840W108          16         100 SH  N/A  YES        N/A      YES  N/A    N/A
Market Vectors Prerefunded Muni Index ETF   Equities 57060U738         605      23,775 SH  N/A  YES        N/A      YES  N/A    N/A
Power Shrs FTSE Rafi US 1000 Portfo         Equities 73935X583          68       1,100 SH  N/A  YES        N/A      YES  N/A    N/A
Phillips 66 Com                             Equities 718546104       1,673      37,472 SH  N/A  YES        N/A      YES  N/A    N/A
Power Shares QQQ (NASDAQ100)                Equities 73935A104       1,490      22,682 SH  N/A  YES        N/A      YES  N/A    N/A
Quantum Fuel Systems Tech Co                Equities 74765E109           0          40 SH  N/A  YES        N/A      YES  N/A    N/A
Rockwell Automation Inc.                    Equities 773903109       3,638      52,031 SH  N/A  YES        N/A      YES  N/A    N/A
Rydex S&P Equal Wght ETF                    Equities 78355W106         215       4,100 SH  N/A  YES        N/A      YES  N/A    N/A
Rayonier Inc.                               Equities 754907103       4,251      86,450 SH  N/A  YES        N/A      YES  N/A    N/A
Starbucks                                   Equities 855244109           9         200 SH  N/A  YES        N/A      YES  N/A    N/A
SPDR S&P Hi Yld Div Aristocrat S Ind        Equities 78462F103          38         655 SH  N/A  YES        N/A      YES  N/A    N/A
Ishares 1-3 yr Treasury Index               Equities 78462F103          54         645 SH  N/A  YES        N/A      YES  N/A    N/A
Siemens A.G. ADR                            Equities 826197501       2,797      27,690 SH  N/A  YES        N/A      YES  N/A    N/A
Sirius Satellite Radio                      Equities 82967N108           3       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
The Southern Company                        Equities 842587107          23         500 SH  N/A  YES        N/A      YES  N/A    N/A
Suburban Propane LP                         Equities 864482104       2,637      61,160 SH  N/A  YES        N/A      YES  N/A    N/A
S & P Depository Recpts                     Equities 78462F103          28         195 SH  N/A  YES        N/A      YES  N/A    N/A
St. Jude Medical, Inc.                      Equities 790849103       2,512      63,592 SH  N/A  YES        N/A      YES  N/A    N/A
State Street Boston                         Equities 857477103       3,833      85,817 SH  N/A  YES        N/A      YES  N/A    N/A
Svc Merchandise Corp                        Equities n/a                 0         200 SH  N/A  YES        N/A      YES  N/A    N/A
Stryker Corp                                Equities 863667101       3,219      61,151 SH  N/A  YES        N/A      YES  N/A    N/A
AT&T                                        Equities 00206R102           5         150 SH  N/A  YES        N/A      YES  N/A    N/A
Target Corp                                 Equities 87612E106       3,004      48,270 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Lehman TIPS                         Equities 464287176         529       4,349 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Lehman 20YR Trsy ETF                  Equities 464287432          17         140 SH  N/A  YES        N/A      YES  N/A    N/A
Texas Instruments                           Equities 882508104       3,065     110,206 SH  N/A  YES        N/A      YES  N/A    N/A
Union Pacific                               Equities 907818108          33         264 SH  N/A  YES        N/A      YES  N/A    N/A
United Technologies Corp                    Equities 913017109       3,500      44,878 SH  N/A  YES        N/A      YES  N/A    N/A
Proshares Ultra Financials                  Equities 74347X633          10         150 SH  N/A  YES        N/A      YES  N/A    N/A
Marriott Vaca World Com                     Equities 57164Y107          19         467 SH  N/A  YES        N/A      YES  N/A    N/A
Vgd Sm Cap Value ETF                        Equities 922908611         761      10,611 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Mid Cap ETF                        Equities 922908629         418       5,152 SH  N/A  YES        N/A      YES  N/A    N/A
Vodafone Group PLC ADS                      Equities 92857W100           5         175 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Total Stock Market ETF             Equities 922908769          28         380 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Val Vipers ETF                     Equities 922908744       3,593      60,535 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Val Vipers ETF (D)                 Equities 922908744          12         200 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Lg Cap ETF                         Equities 922908637       3,056      46,692 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Lg Cap ETF                         Equities 922908637          39         600 SH  N/A  YES        N/A      YES  N/A    N/A
Vng'd Emerg Mkts Stk ETF                    Equities 922042858       3,900      93,279 SH  N/A  YES        N/A      YES  N/A    N/A
Verizon Communications                      Equities 92343V104          21         455 SH  N/A  YES        N/A      YES  N/A    N/A
Websense Inc.                               Equities 947684106       1,190      79,360 SH  N/A  YES        N/A      YES  N/A    N/A
Wells Fargo                                 Equities 949746101       2,205      64,217 SH  N/A  YES        N/A      YES  N/A    N/A
Washington Real Estate                      Equities 939653101       2,670      99,610 SH  N/A  YES        N/A      YES  N/A    N/A
Xcorporeal, Inc.                            Equities 587289109           0          02 SH  N/A  YES        N/A      YES  N/A    N/A
Healthcare Select Sector SPDR               Equities 81369Y209         704      17,347 SH  N/A  YES        N/A      YES  N/A    N/A
Exxon Mobil Corp                            Equities 30231G102       1,640      17,793 SH  N/A  YES        N/A      YES  N/A    N/A
Yahoo! Inc                                  Equities 984332106           3         200 SH  N/A  YES        N/A      YES  N/A    N/A